Pension and Other Postretirement Benefits - Change in Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in plan assets:
Fair value of plan assets, beginning of year	$ 204,372
Fair value of plan assets, end of year	182,370	$ 204,372
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets, beginning of year	204,372	216,754
Actual return on plan assets	18,832	2,569
Employer contributions	5,698	5,706
Plan participant contributions	106	109
Settlements	(28,841)	(1,579)
Foreign currency exchange rate changes	(9,033)	(5,270)
Benefits paid	(8,764)	(13,917)
Fair value of plan assets, end of year	182,370	204,372
Other Benefits [Member]
Change in plan assets:
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	1,582	1,798
Plan participant contributions	7	5
Settlements	0	0
Foreign currency exchange rate changes	0	0
Benefits paid	(1,589)	(1,803)
Fair value of plan assets, end of year	$ 0	$ 0